Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,788,000
Previously Paid Amount	0.00
Total Fee Amount	273.74
Total Offset Amount	0.00
Net Fee	273.74
Narrative - Max Aggregate Offering Price	$ 1,788,000
Final Prospectus	true